PGIM S&P 500 Buffer 20 ETF - December
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 103.1%
Options Purchased*~ 103.1%
(cost $32,218,419)		$32,411,968

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 103.1% (cost $32,218,419)		32,411,968
Options Written*~ (4.0)%
(premiums received $1,475,993)		(1,269,838)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.1% (cost $30,742,426)		31,142,130

Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $276,213)(wb)	276,213	276,213

TOTAL INVESTMENTS 100.0% (cost $31,018,639)		31,418,343
Other assets in excess of liabilities 0.0%		9,102

Net Assets 100.0%		$31,427,445

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$6.83		454		45	$30,872,000
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39		454		45	1,539,968
Total Options Purchased (cost $32,218,419)								$32,411,968
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$759.38		454		45	$(800,856)
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$546.71		454		45	(468,982)
Total Options Written (premiums received $1,475,993)								$(1,269,838)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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